Subsequent Events - Additional Information (Details) - Subsequent Event - Restricted Stock Units $ in Millions	Oct. 02, 2025 USD ($) shares
Subsequent Event [Line Items]
Number of shares granted | shares	1,340,971
Aggregate grant-date fair value | $	$ 39.8
Vesting period	4 years
Percentage of vesting	25.00%